----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: September 30, 2007

                                                    Estimated average burden
                                                    hours per response: 19.4
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-10529
                                   -----------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11150 Santa Monica Boulevard, Suite 850   Los Angeles, California    23226
--------------------------------------------------------------------------------
                   (Address of principal executive offices)          (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC    11150 Santa Monica Blvd., Suite 850     Los Angeles, California 90025
------------------------------------------------------------------------------------------
                          (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ----------------------

Date of fiscal year end:        July 31, 2006
                          ---------------------------------------

Date of reporting period:       January 31, 2006
                          ---------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


================================================================================





                               [GRAPHIC OMITTED]

                                                    GKM FUNDS









                                 GKM GROWTH FUND









                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2006
                                  (UNAUDITED)





================================================================================

GKM GROWTH FUND
PORTFOLIO INFORMATION
JANUARY 31, 2006 (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (% OF TOTAL INVESTMENTS)


                               [GRAPHIC OMITTED]


                                          GKM Growth        S&P 500
                                             Fund            Index
                                     -----------------------------------
Energy                                       0.0%            10.3%
Materials                                    6.5%             3.0%
Industrials                                 11.9%            11.0%
Consumer Discretionary                      12.9%            10.3%
Consumer Staples                             3.2%             9.3%
Health Care                                 24.0%            13.2%
Financials                                   2.9%            20.8%
Information Technology                      35.9%            15.6%
Telecommunication Services                   2.7%             3.1%
Utilities                                    0.0%             3.4%




TOP 10 HOLDINGS

                                                              % OF
     SECURITY DESCRIPTION                                  NET ASSETS
     -------------------------------------------------    ------------
     Google, Inc.                                             4.0%
     Eli Lilly and Company                                    3.7%
     Medtronic, Inc.                                          3.0%
     Scotts Company (The) - Class A                           3.0%
     Microsoft Corporation                                    2.9%
     Harman International Industries, Inc.                    2.4%
     Trimble Navigation Ltd.                                  1.9%
     Adobe Systems, Inc.                                      1.9%
     Oracle Corporation                                       1.9%
     Novartis AG                                              1.8%

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)
================================================================================
ASSETS
  Investments in securities:
     At acquisition cost ......................................   $ 29,962,534
                                                                  ============
     At value (Note 1) ........................................   $ 39,553,361
  Dividends receivable ........................................          8,188
  Receivable for capital shares sold ..........................         27,200
  Other assets ................................................            249
                                                                  ------------
        Total Assets ..........................................     39,588,998
                                                                  ------------

LIABILITIES
  Bank overdraft ..............................................         68,735
  Accrued investment advisory fees (Note 3) ...................         35,647
  Accrued trustees' fees ......................................            262
                                                                  ------------
        Total Liabilities .....................................        104,644
                                                                  ------------

NET ASSETS ....................................................   $ 39,484,354
                                                                  ============

Net assets consist of:
  Paid-in capital .............................................   $ 30,569,715
  Accumulated net investment loss .............................        (92,365)
  Accumulated net realized losses from security transactions ..       (583,823)
  Net unrealized appreciation on investments ..................      9,590,827
                                                                  ------------
Net assets ....................................................   $ 39,484,354
                                                                  ============

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) ............................      2,950,079
                                                                  ============

Net asset value, redemption price and offering price per share
  (Note 1).....................................................   $      13.38
                                                                  ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends (Net of foreign tax of $294) ......................   $    166,824
                                                                  ------------

EXPENSES
  Investment advisory fees (Note 3) ...........................        257,677
  Trustees' fees ..............................................          1,512
                                                                  ------------
        TOTAL EXPENSES ........................................        259,189
                                                                  ------------

NET INVESTMENT LOSS ...........................................        (92,365)
                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ...............        375,634
  Net change in unrealized appreciation/depreciation on
     investments ..............................................      2,068,118
                                                                  ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..............      2,443,752
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................   $  2,351,387
                                                                  ============



See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                              SIX MONTHS
                                                                 ENDED            YEAR
                                                           JANUARY 31, 2006       ENDED
                                                              (UNAUDITED)     JULY 31, 2005
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..................................   $    (92,365)      $    (81,577)
  Net realized gains (losses) from security transactions        375,634           (498,312)
  Net change in unrealized appreciation/
     depreciation on investments .......................      2,068,118          4,179,319
                                                           ------------       ------------
Net increase in net assets resulting from operations ...      2,351,387          3,599,430
                                                           ------------       ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ............................      3,850,430         11,738,195
  Payments for shares redeemed .........................     (2,525,367)        (2,181,964)
                                                           ------------       ------------
Net increase in net assets from
  capital share transactions ...........................      1,325,063          9,556,231
                                                           ------------       ------------

TOTAL INCREASE IN NET ASSETS ...........................      3,676,450         13,155,661

NET ASSETS
  Beginning of period ..................................     35,807,904         22,652,243
                                                           ------------       ------------
  End of period ........................................   $ 39,484,354       $ 35,807,904
                                                           ============       ============


UNDISTRIBUTED NET INVESTMENT LOSS ......................   $    (92,365)      $       --
                                                           ============       ============

CAPITAL SHARE ACTIVITY
  Sold .................................................        301,998            976,173
  Redeemed .............................................       (197,872)          (183,095)
                                                           ------------       ------------
  Net increase in shares outstanding ...................        104,126            793,078
  Shares outstanding, beginning of period ..............      2,845,953          2,052,875
                                                           ------------       ------------
  Shares outstanding, end of period ....................      2,950,079          2,845,953
                                                           ============       ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                Per Share Data and Ratios for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED           YEAR            YEAR            YEAR           PERIOD
                                             JANUARY 31,        ENDED           ENDED           ENDED           ENDED
                                                2006           JULY 31,        JULY 31,        JULY 31,        JULY 31,
                                             (UNAUDITED)        2005            2004            2003           2002(a)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $      12.58    $      11.03    $       9.78    $       8.56    $      10.00
                                            ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment loss ...................          (0.03)          (0.03)          (0.05)          (0.04)          (0.01)
  Net realized and unrealized gains
    (losses) on investments .............           0.83            1.58            1.30            1.26           (1.43)
                                            ------------    ------------    ------------    ------------    ------------
  Total from investment operations ......           0.80            1.55            1.25            1.22           (1.44)
                                            ------------    ------------    ------------    ------------    ------------

Net asset value at end of period ........   $      13.38    $      12.58    $      11.03    $       9.78    $       8.56
                                            ============    ============    ============    ============    ============

Total return ............................         6.36%(b)         14.05%          12.78%          14.25%      (14.40%)(b)
                                            ============    ============    ============    ============    ============

Net assets at end of period .............   $ 39,484,354    $ 35,807,904    $ 22,652,243    $ 13,954,694    $  7,240,624
                                            ============    ============    ============    ============    ============

Ratio of expenses to average net assets .         1.41%(c)          1.41%           1.42%           1.43%         1.46%(c)

Ratio of net investment loss to
  average net assets ....................       (0.50%)(c)        (0.28%)         (0.56%)         (0.49%)       (0.72%)(c)

Portfolio turnover rate .................            8%(c)           11%              8%              5%             1%(c)


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
================================================================================
 SHARES     COMMON STOCKS -- 100.2%                                  VALUE
--------------------------------------------------------------------------------
            AIR FREIGHT AND COURIERS -- 2.4%
   5,300    FedEx Corporation ................................    $    536,095
   5,700    United Parcel Service, Inc. - Class B ............         426,987
                                                                  ------------
                                                                       963,082
                                                                  ------------
            BIOTECHNOLOGY -- 4.4%
   5,300    Amgen, Inc.* .....................................         386,317
  11,400    Covance, Inc.* ...................................         647,634
   9,500    Dionex Corporation* ..............................         503,785
   3,000    Genzyme Corporation* .............................         212,820
                                                                  ------------
                                                                     1,750,556
                                                                  ------------
            CHEMICALS -- 5.6%
  12,700    Ecolab, Inc. .....................................         454,787
   5,000    International Flavors & Fragrances, Inc. .........         164,800
  23,600    Scotts Miracle-Gro Company (The) - Class A* ......       1,168,200
   6,300    Sigma-Aldrich Corporation ........................         408,744
                                                                  ------------
                                                                     2,196,531
                                                                  ------------
            COMMERCIAL BANKS -- 0.4%
   2,800    Wells Fargo & Company ............................         174,608
                                                                  ------------

            COMMERCIAL SERVICES AND SUPPLIES -- 4.2%
  12,700    Manpower, Inc. ...................................         683,641
  11,700    Pitney Bowes, Inc. ...............................         500,058
  14,700    Waste Management, Inc. ...........................         464,226
                                                                  ------------
                                                                     1,647,925
                                                                  ------------
            COMMUNICATIONS EQUIPMENT -- 3.6%
  21,100    Corning, Inc.* ...................................         513,785
  13,700    QUALCOMM, Inc. ...................................         657,052
  19,500    Tellabs, Inc.* ...................................         249,405
                                                                  ------------
                                                                     1,420,242
                                                                  ------------
            COMPUTERS AND PERIPHERALS -- 4.6%
  10,600    Diebold, Inc. ....................................         414,566
  27,000    EMC Corporation* .................................         361,800
  11,600    Intergraph Corporation* ..........................         443,236
   7,400    International Business Machines Corporation ......         601,620
                                                                  ------------
                                                                     1,821,222
                                                                  ------------
            DIVERSIFIED FINANCIALS -- 2.5%
   5,300    Bear Stearns Companies, Inc. (The) ...............         670,238
   2,200    Lehman Brothers Holdings, Inc. ...................         308,990
                                                                  ------------
                                                                       979,228
                                                                  ------------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)
================================================================================
 SHARES     COMMON STOCKS -- 100.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
            DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.7%
  37,200    Nokia Corporation - ADR ..........................    $    683,736
                                                                  ------------

            ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 6.8%
  40,000    Flextronics International Ltd.* ..................         418,400
  10,400    Garmin Ltd. ......................................         646,984
  24,800    LoJack Corporation* ..............................         609,584
  20,091    Symbol Technologies, Inc. ........................         248,124
  18,900    Trimble Navigation Ltd.* .........................         756,378
                                                                  ------------
                                                                     2,679,470
                                                                  ------------
            FOOD AND DRUG RETAILING -- 2.0%
  10,500    Sysco Corporation ................................         322,140
   6,400    Whole Foods Market, Inc. .........................         472,768
                                                                  ------------
                                                                       794,908
                                                                  ------------
            FOOD PRODUCTS -- 0.5%
   4,200    Hershey Company (The) ............................         215,040
                                                                  ------------

            HEALTH CARE EQUIPMENT AND SUPPLIES -- 8.9%
   8,600    Bausch & Lomb, Inc. ..............................         580,930
  12,700    Henry Schein, Inc.* ..............................         592,328
  21,000    Medtronic, Inc. ..................................       1,185,870
  10,500    Patterson Companies, Inc.* .......................         362,565
  16,000    STERIS Corporation* ..............................         432,000
   7,500    Stryker Corporation ..............................         374,250
                                                                  ------------
                                                                     3,527,943
                                                                  ------------
            HEALTH CARE PROVIDERS AND SERVICES -- 1.3%
   8,800    UnitedHealth Group, Inc. .........................         522,896
                                                                  ------------

            HOTELS, RESTAURANTS & LEISURE -- 2.4%
   7,200    Harrah's Entertainment, Inc. .....................         529,920
  15,900    Hilton Hotels Corporation ........................         396,387
                                                                  ------------
                                                                       926,307
                                                                  ------------
            INDUSTRIAL CONGLOMERATES -- 2.2%
   7,300    3M Company .......................................         531,075
  10,800    General Electric Company .........................         353,700
                                                                  ------------
                                                                       884,775
                                                                  ------------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)
================================================================================
 SHARES     COMMON STOCKS -- 100.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY CONSULTING
            AND SERVICES -- 3.0%
  17,900    Accenture Ltd. - Class A* ........................    $    564,387
   9,500    Affiliated Computer Services, Inc. - Class A* ....         594,700
                                                                  ------------
                                                                     1,159,087
                                                                  ------------
            INTERNET SOFTWARE AND SERVICES -- 5.1%
  24,000    Cisco Systems, Inc.* .............................         445,680
   3,600    Google, Inc. - Class A* ..........................       1,559,700
                                                                  ------------
                                                                     2,005,380
                                                                  ------------
            MACHINERY -- 1.8%
   2,600    Caterpillar, Inc. ................................         176,540
  18,100    Pall Corporation .................................         521,280
                                                                  ------------
                                                                       697,820
                                                                  ------------
            MEDIA -- 6.1%
  13,500    Comcast Corporation - Class A* ...................         375,570
   8,600    Harmin International Industries, Inc. ............         946,000
  10,300    McGraw-Hill Companies, Inc. (The) ................         525,712
  10,500    Meredith Corporation .............................         574,980
                                                                  ------------
                                                                     2,422,262
                                                                  ------------
            METALS AND MINING -- 1.0%
   4,500    Nucor Corporation ................................         379,035
                                                                  ------------

            PERSONAL PRODUCTS -- 0.6%
   5,500    Alberto-Culver Company ...........................         243,650
                                                                  ------------

            PHARMACEUTICALS -- 9.3%
  11,700    Abbott Laboratories ..............................         504,855
  27,400    deCODE genetics, Inc.* ...........................         261,396
  26,000    Eli Lilly and Company ............................       1,472,120
   3,200    Johnson & Johnson ................................         184,128
  13,000    Novartis AG - ADR ................................         717,080
  12,600    Teva Pharmaceutical Industries Ltd. - ADR ........         537,138
                                                                  ------------
                                                                     3,676,717
                                                                  ------------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 2.9%
  33,000    Applied Materials, Inc. ..........................         628,650
  13,700    Intel Corporation ................................         291,399
   7,400    Texas Instruments, Inc. ..........................         216,302
                                                                  ------------
                                                                     1,136,351
                                                                  ------------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)
================================================================================
 SHARES     COMMON STOCKS -- 100.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
            SOFTWARE -- 10.0%
  19,000    Adobe Systems, Inc. ..............................    $    754,680
   3,300    Automatic Date Processing, Inc. ..................         145,002
  21,200    Citrix Systems, Inc.* ............................         653,808
  40,000    Microsoft Corporation ............................       1,126,000
  60,000    Oracle Corporation* ..............................         754,200
  10,500    SAP AG - Sponsored ADR ...........................         539,385
                                                                  ------------
                                                                     3,973,075
                                                                  ------------
            SPECIALTY RETAIL -- 3.7%
  13,700    Bed Bath & Beyond, Inc.* .........................         512,517
  17,250    Men's Wearhouse, Inc. (The)* .....................         589,432
  13,700    PETsMART, Inc. ...................................         343,322
                                                                  ------------
                                                                     1,445,271
                                                                  ------------
            TEXTILES AND APPAREL -- 0.8%
   3,700    Nike, Inc. - Class B .............................         299,515
                                                                  ------------

            TRADING COMPANIES AND DISTRIBUTORS -- 1.3%
   7,300    Grainger (W.W.), Inc. ............................         517,789
                                                                  ------------

            WIRELESS TELECOMMUNICATIONS SERVICES -- 1.1%
   2,700    Amdocs Ltd.* .....................................         408,940
                                                                  ------------

            TOTAL COMMON STOCKS -- 100.2% (Cost $29,962,534) .    $ 39,553,361

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ..         (69,007)
                                                                  ------------

            NET ASSETS -- 100.0% .............................    $ 39,484,354
                                                                  ============


*    Non-income producing security

ADR - American Depositary Receipt

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2006 (UNAUDITED)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GKM Growth Fund (the "Fund") is a diversified series of The GKM Funds (the "Trust"), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, LLC (the "Adviser"), the investment adviser to the Fund. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is long-term capital appreciation.

SECURITIES VALUATION - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions during the periods ended January 31, 2006 and July 31, 2005.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates andassumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2006:
--------------------------------------------------------------------------------
Cost of portfolio investments ..............................      $ 29,962,534
                                                                  ============
Gross unrealized appreciation ..............................      $ 10,414,972
Gross unrealized depreciation ..............................          (824,145)
                                                                  ------------
Net unrealized appreciation ................................      $  9,590,827
Capital loss carryforwards .................................          (492,421)
Post-October losses ........................................          (467,036)
Other gains ................................................           283,269
                                                                  ------------
Total distributable earnings ...............................      $  8,914,639
                                                                  ============
--------------------------------------------------------------------------------

As of July 31, 2005, the Fund had capital loss carryforwards of $492,421, of which $2,590 expires July 31, 2011, $341,864 expires July 31, 2012 and $147,967 expires July 31, 2013. In addition, the Fund had net realized capital losses of $467,036 during the period November 1, 2004 through July 31, 2005, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2006. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the six months ended January 31, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,824,468 and $1,551,078 respectively.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3.   TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Trust are affiliated with the Adviser or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

4.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you will incur ongoing costs, consisting of management fees and trustees fees and expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return before expenses. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)

=======================================================================================
GKM GROWTH FUND
---------------------------------------------------------------------------------------
                                       BEGINNING           ENDING
                                      ACCOUNT VALUE     ACCOUNT VALUE    EXPENSES PAID
                                     AUGUST 1, 2005     JAN. 31, 2006    DURING PERIOD*
---------------------------------------------------------------------------------------
Based on Actual Fund Return .....    $   1,000.00      $   1,063.60      $       7.33
Based on Hypothetical 5% Return
  (before expenses) .............    $   1,000.00      $   1,018.10      $       7.17
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================
The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-888-GKM-9518. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's website at http://www.sec.gov.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)
================================================================================
The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Fund's Management Agreement (the "Agreement") with the Adviser. Approval took place at a meeting held on September 13, 2005.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

NATURE, EXTENT AND QUALITY OF SERVICES
The Trustees considered the responsibilities of the Adviser under the Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees reviewed a current copy of the Adviser's Form ADV which included biographical information on each of the Adviser's key personnel from its investment management and compliance teams. Members of the Adviser's investment management and compliance teams' backgrounds and experience in the financial industry were discussed. The Trustees also discussed the Adviser's compliance procedures and its commitment to compliance.

The Trustees also discussed the Adviser's responsibilities with regards to brokerage selection. Because the Adviser directs a significant amount of the Fund's brokerage to an affiliated broker-dealer, the Trustees considered and discussed the benefits accruing to the Adviser from this relationship.

INVESTMENT RESULTS
The Adviser provided the Trustees with extensive information to assist them in analyzing returns of the Fund over various periods. The Fund's returns were compared to the returns of relevant indices and similarly managed mutual funds. These analyses and comparisons showed that,

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================
since the inception of the Fund, the Fund's performance compares favorably against the returns of the S&P 500 Index and the averages of other funds with similar investment strategies over all the stated periods, excluding the 2005 year-to-date number. The Adviser discussed the factors behind the Fund's recent underperformance, noting that a significant factor in such underperformance is the Adviser's decision not to invest in the energy and utility sectors, which both performed well in 2005.

The Trustees discussed the Fund's Morningstar category (large-cap growth) and its ratings within the category. The Trustees noted that the Fund has been a 5-star fund for seven of the eight months that Morningstar has rated it. The Trustees discussed the Fund's downgrade to a 4-star fund as of July 31, 2005.

The Trustees next discussed the Fund's low portfolio turnover rate in achieving the Fund's performance record. It was noted by the Trustees that a low portfolio turnover rate generally means that a fund will incur less transaction costs than funds with higher portfolio turnover rates. The Trustees concluded that the Adviser's management style has lowered the Fund's transaction costs resulting in an increase in the Fund's performance record. The Trustees further noted that the Adviser's management style leads to a more tax efficient investment, thus reducing an investor's tax burden.

ADVISORY FEES AND TOTAL EXPENSES
In reviewing the advisory fee and total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for equity funds classified by Morningstar as large-cap growth funds. The Trustees considered the Fund's unique fee arrangement in which the Adviser is responsible for paying most of the Fund's ordinary operating expenses out of its resources, noting that comparisons with the Fund's overall expense ratio may be more relevant than comparisons of advisory fees only. The Trustees specifically noted that the Fund's total expense ratio (1.41% in the most recent fiscal year), while slightly higher than the median of funds having less than $50 million in assets classified by Morningstar as large-cap growth (1.37%), is less than the average of such funds having less than $50 million in assets (1.53%).

The Trustees reviewed and discussed a recent balance sheet of the Adviser and a statement of the Adviser's revenues and expenses ("P&L") with respect to the Agreement. It was noted that with all expenses deducted, the Adviser is making a small profit from its services to the Fund. The Trustees were reminded by the Adviser of its considerable investment to establish the Fund and build the Fund's assets.

The Trustees also reviewed information regarding the advisory fees paid by institutional and other private clients of the Adviser with similar investment mandates. They noted, however, that there were significant investment, operational and regulatory differences between advising a mutual fund and institutional or private clients.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================
ANCILLARY  BENEFITS
The Trustees discussed any ancillary benefits that the Adviser may receive with regard to providing these services to the Fund and concluded that, in light of the amounts involved, these factors are only secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

ECONOMIES OF SCALE
The Trustees discussed economies of scale, noting that at the present time the Fund has not realized any significant economies of scale. The Board observed that as the Fund continues to grow in assets, this factor will become more relevant to their consideration process.

CONCLUSION
Based on their review, including their consideration of each of the factors referred to above, the Independent Trustees concluded that: (i) based on the performance of the Fund and the other services provided under the Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and overseeing the activities of the Fund's other service providers, they believe that the Adviser has provided high quality services to the Fund as compared to similarly managed funds; (ii) the Fund's overall expense ratio is below the average for comparably managed funds with assets of $50 million or less, as calculated and published by Morningstar; and (iii) comparisons between the advisory fees payable to the Adviser with other comparably managed funds and to the other non-investment company accounts managed by the Adviser were not meaningful due to the Adviser's commitment to the Fund to pay most of its ordinary operating expenses out of its own resources. The Independent Trustees also discussed economies of scale, deciding that at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale. The Independent Trustees did note that as the Fund continues to grow in assets it may become necessary for the Adviser to consider adding fee breakpoints to the Management Agreement. The Independent Trustees also considered the "fallout benefits" to, and the profitability of, the Adviser but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

                       This page intentionally left blank.

================================================================================



                                   GKM FUNDS

                                   INVESTMENT ADVISER
                                   GKM Advisers, LLC
                                   11150 Santa Monica Boulevard
                                   Suite 850
                                   Los Angeles, California  90025

                                   ADMINISTRATOR
                                   Ultimus Fund Solutions, LLC
                                   225 Pictoria Drive
                                   Suite 450
                                   Cincinnati, Ohio  45246
                                   1.888.GKM.9518

                                   CUSTODIAN
                                   US Bank, N.A.
                                   425 Walnut Street
                                   Cincinnati, Ohio  45202

                                   BOARD OF TRUSTEES
                                   Darrin F. DelConte
                                   Brian D. Horner
                                   Nicholas G. Tonsich
                                   Timothy J. Wahl

                                   OFFICERS
                                   Timothy J. Wahl, President
                                   Robert G. Dorsey, Vice President
                                   David L. Kahn, CCO and Secretary
                                   Mark J. Seger, Treasurer









================================================================================

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Timothy J. Wahl
                           -------------------------------------------

                           Timothy J. Wahl, President

Date          April 4, 2006
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Timothy J. Wahl
                           -------------------------------------------

                           Timothy J. Wahl, President

Date          April 4, 2006
      ----------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date          April 4, 2006
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.